CASH AND CASH EQUIVALENTS (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Short-term investments	[1]	R$ 2,220,385	R$ 4,289,932
Cash and banks	[2]	53,449	68,344
Total		R$ 2,273,834	4,358,276	R$ 6,448,483	R$ 5,762,081
Proportion of average remuneration of short-term investments corresponded to CDI		96.70%
TelefonicaGlobalTechnologyMember
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cash and cash equivalents		R$ 10,576	R$ 19,474

[1]	Highly liquid short-term investments basically comprise Bank Deposit Certificates (“CDB”) and Repurchase Agreements with first tier rated financial institutions, indexed to the Interbank Deposit Certificate (“CDI”) rate, with original maturities of up to three months, and with immaterial risk of change in value, therefore classified as cash and cash equivalents. Income from these investments are recorded as financial income. On December 31, 2023, the average remuneration of these short-term investments corresponded to 101,5% of the CDI (96.70% on December 31, 2022).
[2]	On December 31, 2023 and 2022, the Consolidated balances included R$19,474 and R$10,576, respectively, related to the Financial Clearing House, with a Telefónica Group company (Note 29).